Derivative Liabilities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 17, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability		$ 0	$ 0	$ 0	$ 0
Incurred losses		0	0
Convertible notes		329	37,787
Interest expense	$ 2,820,000	0	270,607
Accrued interest		$ 0	$ 0